TABLE OF CONTENTS

      USAA FAMILY OF FUNDS                                              1
      MESSAGE FROM THE PRESIDENT                                        2
      INVESTMENT REVIEW                                                 4
      FINANCIAL INFORMATION
         USAA S&P 500 INDEX FUND
            Distributions to Shareholders                               7
            Report of Independent Accountants                           8
            Statement of Assets and Liabilities                         9
            Statement of Operations                                    10
            Statements of Changes in Net Assets                        11
            Financial Highlights                                       12
            Notes to Financial Statements                              13
         EQUITY 500 INDEX PORTFOLIO
            Schedule of Portfolio Investments                          16
            Statement of Assets and Liabilities                        24
            Statement of Operations                                    25
            Statements of Changes in Net Assets                        26
            Financial Highlights                                       27
            Notes to Financial Statements                              28
            Report of Independent Accountants                          31






IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA S&P 500 INDEX FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.

USAA   WITH  THE  EAGLE  IS   REGISTERED   IN  THE  U.S.   PATENT  &   TRADEMARK
OFFICE.(COPYRIGHT)2000, USAA. ALL RIGHTS RESERVED.









USAA FAMILY OF FUNDS SUMMARY

FUND TYPE/NAME                RISK
----------------------------------------------
            CAPITAL APPRECIATION
----------------------------------------------
Aggressive Growth*            Very high
Capital Growth                Very high
Emerging Markets              Very high
First Start Growth            Moderate to high
Gold                          Very high
Growth                        Moderate to high
Growth & Income               Moderate
International                 Moderate to high
Science & Technology          Very high
Small Cap Stock               Very high
World Growth                  Moderate to high
----------------------------------------------
              ASSET ALLOCATION
----------------------------------------------
Balanced Strategy             Moderate
Cornerstone Strategy          Moderate
Growth and Tax Strategy       Moderate
Growth Strategy               Moderate to high
Income Strategy               Low to moderate
----------------------------------------------
              INCOME - TAXABLE
----------------------------------------------
GNMA Trust                    Low to moderate
High-Yield Opportunities      High
Income                        Moderate
Income Stock                  Moderate
Intermediate-Term Bond        Low to moderate
Short-Term Bond               Low
----------------------------------------------
             INCOME - TAX EXEMPT
----------------------------------------------
Long-Term                     Moderate
Intermediate-Term             Low to moderate
Short-Term                    Low
State Bond/Income             Moderate
----------------------------------------------
                  INDEXES
----------------------------------------------
Extended Market Index         High
Global Titans Index           Moderate to high
Nasdaq-100 Index              Very high
S&P 500 Index                 Moderate
----------------------------------------------
                MONEY MARKET
----------------------------------------------
Money Market                  Low
Tax Exempt Money Market       Low
Treasury Money Market Trust   Low
State Money Market            Low
----------------------------------------------

ALL FUNDS REQUIRE A MINIMUM $3,000 INVESTMENT.

THE INVESTART(REGISTERED TRADEMARK) PROGRAM IS AVAILABLE FOR INVESTORS WITHOUT THE $3,000 INITIAL INVESTMENT REQUIRED TO OPEN AN IMCO MUTUAL FUND ACCOUNT. A MUTUAL FUND ACCOUNT CAN BE OPENED WITH NO INITIAL INVESTMENT IF YOU ELECT TO HAVE MONTHLY AUTOMATIC INVESTMENTS OF AT LEAST $50 FROM A BANK ACCOUNT. INVESTART IS NOT AVAILABLE ON TAX-EXEMPT FUNDS OR THE S&P 500 INDEX FUND. THE MINIMUM INITIAL INVESTMENT FOR IRAS IS $250, EXCEPT FOR THE $2,000 MINIMUM REQUIRED FOR THE S&P 500 INDEX FUND. IRAS ARE NOT AVAILABLE FOR TAX-EXEMPT FUNDS. THE GROWTH AND TAX STRATEGY FUND IS NOT AVAILABLE AS AN INVESTMENT FOR YOUR IRA BECAUSE THE MAJORITY OF ITS INCOME IS TAX EXEMPT.

'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'WILSHIRE 4500' IS A TRADEMARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(REGISTERED TRADEMARK)', 'NASDAQ-100 INDEX(REGISTERED TRADEMARK)', AND 'NASDAQ(REGISTERED TRADEMARK)', ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SERVICE MARK)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADE OR SERVICE MARK OWNERS AND NEITHER THE TRADE OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.

*CLOSED TO NEW INVESTORS.









MESSAGE FROM THE PRESIDENT

[PHOTOGRAPH OF THE PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J. C. ROTH, CFA, APPEARS HERE.]

In 2000, after a long and wonderful run, we learned again that there is risk in all parts of the stock market. The S&P 500 Index dropped about 10%, its worst performance in over a decade. This is certainly nothing to celebrate, but there is a very good lesson here.

By late last year we were seeing comments from a number of financial planners who were counseling their customers that index funds were the answer to all equity-investing questions. As proof, they would cite five years of history, 1995 through 1999. In that period an S&P 500 Index fund was very probably a high first-quartile performer when compared to growth and growth and income funds, according to figures from Lipper Analytical Services, Inc. But the truth is that S&P 500 Index funds are, in fact, above-average performers, not high first-quartile performers. They are above-average performers mainly because of two things: They own the whole index, so they will own the stocks that win, and their transaction costs are very low compared to costs for funds with active managers. This nearly assures above-average, but not stellar, performance.

We believe that index funds can be a good and inexpensive way to gain equity exposure. And we believe that active equity managers can complement index funds in your portfolio. The results from 2000 show how.

Sincerely,


Michael J.C. Roth, CFA
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD


THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

LIPPER ANALYTICAL SERVICES, INC. IS AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.








INVESTMENT REVIEW

USAA S&P 500 INDEX FUND

OBJECTIVE: Seeks to match, before fees and expenses, the performance of the S&P 500 Index.

INVESTMENT INSTRUMENTS: Invests all assets in the Equity 500 Index Portfolio (Equity 500 Portfolio), a separately registered investment company advised by Bankers Trust Company with a substantially similar investment objective as the Fund; at least 80% of the Portfolio's assets will be invested in stocks of companies included in the S&P 500 Index.

--------------------------------------------------------------------------------
                                           12/31/00            12/31/99
--------------------------------------------------------------------------------
  Net Assets                           $2,985.5 Million     $3,196.5 Million
  Net Asset Value Per Share                 $19.91               $22.92
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00
--------------------------------------------------------------------------------
            1 YEAR                         SINCE INCEPTION ON 5/1/96
            -9.27%                                  18.28%(+)
--------------------------------------------------------------------------------
(+) INCLUDES THE $10 ANNUAL ACCOUNT MAINTENANCE FEE THROUGH DECEMBER 31, 1996.

TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.






                    CUMULATIVE PERFORMANCE COMPARISON
                    ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA S&P 500 Index Fund to the S&P 500 Index for the period of 05/02/1996 through 12/31/2000. The data points from the graph are as follows:

                    USAA S&P 500
                     INDEX FUND              S&P 500 INDEX
                   --------------            -------------

05/02/1996             $10,000                 $10,000
06/30/1996              10,442                  10,467
12/31/1996              11,669                  11,688
06/30/1997              14,057                  14,095
12/31/1997              15,523                  15,585
06/30/1998              18,249                  18,345
12/31/1998              19,966                  20,039
06/30/1999              22,402                  22,519
12/31/1999              24,094                  24,252
06/30/2000              23,956                  24,149
12/31/2000              21,861                  22,046

DATA FROM 5/2/96* THROUGH 12/31/00.

THE GRAPH ILLUSTRATES HOW A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA S&P 500 INDEX FUND SO CLOSELY TRACKS THE S&P 500 INDEX THAT ITS RESULTS ARE NOT VISIBLE IN THE GRAPH. THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

S&P 500(REGISTERED TRADEMARK)IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR OUR USE. THE USAA S&P 500 INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

* DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY THE INDEX.









MESSAGE FROM THE MANAGERS


PERFORMANCE

The fourth quarter of 2000 capped one of the worst years for the U.S. equity market. After declining 7.82% for the quarter, the S&P 500 Index registered a loss of 9.1% for the year, its biggest annual decline since 1977. Volatility remained at very heightened levels as realized volatility surged to 22.2% in 2000. This level has been surpassed only two times since 1941 -- in 1987 (at 32.1%) and in 1946 (at 22.8%). The USAA S&P 500 Index Fund returned -9.27%.

MARKET CONDITIONS

Sector performance varied dramatically for the quarter. The best-performing Fund and Index sectors were basic materials (up 25.5%), transportation (up 19.8%), and health care (up 11.9%). Technology was again the weakest sector (down 31.9% for the quarter), contributing -9.6% to the Fund's total return for the fourth quarter. Communications services was next, declining 18.2% for the quarter, contributing -1.2%. These two sectors have dominated the S&P 500 Index's performance throughout the year. In fact, excluding these two sectors, the S&P 500 would have risen by about 2% instead of its decline of more than 9% in 2000. Microsoft alone contributed nearly 30% of the S&P's decline for 2000. Best-performing stocks for the quarter included HealthSouth Corp. (up 93.3%), Willamette Industries (up 73%), and Conseco Inc. (up 73%). Worst stock performers included Armstrong Holdings (down 81.9%), Xerox Corp. (down 69.8%), and Sapient Corp. (down 68.5%).

For the quarter, mid-cap stocks, down 3.85%, and small-cap stocks, up 1.25%, outperformed large-cap stocks. Large-cap value stocks (up 1.62% for the quarter) dramatically out-performed large-cap growth stocks (down 16.72%) by 11.28% for the quarter and by an impressive 16% for the year in a complete reversal from what we have seen during the past number of years.

During the quarter, there were 25 additions and deletions to the S&P 500 Index. These tremendous changes propelled the adds/deletes count to 58 for the full year 2000, setting a new record for the S&P 500. During the quarter, the S&P committee also made 13 individual company share adjustments (10 share increases and three share decreases) in addition to the share adjustments made in the S&P 500 Index quarterly rebalance on December 15. The Fund continues to successfully implement these changes in the most cost-efficient, risk-controlled manner.


SEE THE BOTTOM OF PAGE 4 FOR THE S&P 500 INDEX DEFINITION.








                    -----------------------------------------
                             TOP 10 STOCK HOLDINGS
                              (% OF MARKET VALUE)
                    -----------------------------------------
                    General Electric Co.                 3.9%
                    Exxon Mobil Corp.                    2.5
                    Pfizer, Inc.                         2.4
                    Cisco Systems, Inc.                  2.3
                    Citigroup, Inc.                      2.1
                    Wal-Mart Stores, Inc.                2.0
                    American International Group, Inc.   1.9
                    Microsoft Corp.                      1.9
                    Merck & Co.                          1.8
                    Intel Corp.                          1.7
                    -----------------------------------------




                        PORTFOLIO SECTOR DIVERSIFICATION
                            PERCENT OF MARKET VALUE
                                    12/31/00
                        --------------------------------

A pie chart is shown here depicting the Portfolio Sector Diversification Percent of Market Value as of December 31, 2000 of the USAA S&P 500 Index Fund to be:

Financial - 17.3%; HealthCare - 14.0%; Technology - 21.8%; Capital Goods - 9.0%; Consumer Staples - 11.4%; Consumer Cyclicals - 7.6%; Utilities - 4.0%; Energy - 6.4%; Basic Materials - 2.4%; Communication Services - 5.5%; and Transportation
- 0.7%.






DISTRIBUTIONS TO SHAREHOLDERS

The following per-share information describes the federal tax treatment of distributions made during the fiscal year and calendar year ended December 31, 2000.

            Ordinary income*         $.24987

            Long-term capital gains   .65743
                                     -------
                                     $.90730
                                     =======

99.75%  of  ordinary   income   distributions   qualifies   for   deductions  by
corporations.

Total equalization debit utilized this year was $21,097,000.


* INCLUDES DISTRIBUTION OF SHORT-TERM CAPITAL GAINS, IF ANY, WHICH ARE TAXABLE AS ORDINARY INCOME.








REPORT OF INDEPENDENT ACCOUNTANTS


KPMG

The Shareholders and Board of Trustees

USAA S&P 500 INDEX FUND:

We have audited the accompanying statement of assets and liabilities of the USAA S&P 500 Index Fund, a series of USAA Mutual Fund, Inc., as of December 31, 2000, and the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes for the year ended December 31, 1999, and the financial highlights for each of the years in the four-year period ended December 31, 1999, were audited by other auditors whose report dated February 11, 2000, expressed an unqualified opinion on the statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA S&P 500 Index Fund as of December 31, 2000, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                         KPMG LLP

San Antonio, Texas
February 9, 2001









USAA S&P 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN  THOUSANDS)

DECEMBER 31, 2000


ASSETS

   Investment in Equity 500 Index Portfolio, at value               $ 2,985,796
   Cash                                                                     257
   Receivable for capital shares sold                                     2,730
                                                                    -----------
Total assets                                                          2,988,783
                                                                    -----------

LIABILITIES

   Payable for capital shares redeemed                                    2,649
   USAA Investment Management Company                                       321
   USAA Transfer Agency Company                                             127
   Accounts payable and accrued expenses                                    181
                                                                    -----------
Total liabilities                                                         3,278
                                                                    -----------
Net assets applicable to capital shares outstanding                 $ 2,985,505
                                                                    ===========

REPRESENTED BY

   Paid-in capital                                                  $ 2,938,867
   Accumulated overdistribution of net investment income                   (174)
   Accumulated net realized gain from investments and
      futures transactions                                                6,512
   Net unrealized appreciation on investments and futures
      contracts                                                          40,300
                                                                    -----------
Net assets applicable to capital shares outstanding                 $ 2,985,505
                                                                    ===========
Capital shares outstanding ($0.01 par value per share,
   200,000 shares authorized)                                           149,984
                                                                    ===========
Net asset value, redemption price, and offering price per share     $     19.91
                                                                    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA S&P 500 INDEX FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

YEAR ENDED DECEMBER 31, 2000


NET INVESTMENT INCOME

   Allocated from Equity 500 Index Portfolio:
         Dividends and interest income                                $  40,624
         Expenses                                                        (1,876)
                                                                      ---------
   Net allocated investment income                                       38,748
                                                                      ---------

EXPENSES

   Administration fees                                                      844
   Transfer agent fees                                                    2,220
   Custodian's fees                                                          42
   Postage                                                                  458
   Shareholder reporting fees                                                55
   Directors' fees                                                            4
   Registration fees                                                        323
   Professional fees                                                         88
   Other                                                                     51
                                                                      ---------
      Total expenses                                                      4,085
                                                                      ---------
Net investment income                                                    34,663
                                                                      ---------

NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS AND FUTURES CONTRACTS

  Net realized gain from investment transactions                        487,951
  Net realized loss from futures transactions                            (9,747)
  Net change in unrealized appreciation/depreciation on
      investments and futures contracts                                (830,601)
                                                                      ---------
Net realized and unrealized loss on investments and futures
  contracts                                                            (352,397)
                                                                      ---------
Net decrease in net assets from operations                            $(317,734)
                                                                      =========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA S&P 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

YEARS ENDED DECEMBER 31,


                                                           2000         1999
                                                       ------------------------
FROM OPERATIONS

   Net investment income                               $    34,663  $    34,460
   Net realized gain (loss) from investment
      and futures transactions                             478,204      (10,455)
   Net change in unrealized appreciation/depreciation
      on investments and futures contracts                (830,601)     491,990
                                                       ------------------------
Net increase (decrease) in net assets from operations     (317,734)     515,995
                                                       ------------------------
Distributions to shareholders

   Net investment income                                   (35,438)     (34,521)
                                                       ------------------------
   Net realized gains                                      (95,820)      (6,787)
                                                       ------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                             1,626,191    1,298,496
   Reinvested dividends                                     93,646       26,550
   Cost of shares redeemed                              (1,481,823)    (459,105)
                                                       ------------------------
Net increase in net assets from capital share
   transactions                                            238,014      865,941
                                                       ------------------------
Net increase (decrease) in net assets                     (210,978)   1,340,628

NET ASSETS

   Beginning of period                                   3,196,483    1,855,855
                                                       ------------------------
   End of period                                       $ 2,985,505  $ 3,196,483
                                                       ========================
ACCUMULATED UNDISTRIBUTED
   (OVERDISTRIBUTED) NET
   INVESTMENT INCOME

   End of period                                       $      (174) $       601
                                                       ========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                              73,068       63,600
   Shares issued for reinvested dividends                    4,558        1,255
   Shares redeemed                                         (67,069)     (21,724)
                                                       ------------------------
Increase in shares outstanding                              10,557       43,131
                                                       ========================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS

DECEMBER 31, 2000


Contained below are selected ratios and supplemental data for the periods indicated for the USAA S&P 500 Index Fund.


                                                                                               EIGHT MONTHS
                                                                                                  ENDED
                                                  YEARS ENDED DECEMBER 31,                     DECEMBER 31,
                                ---------------------------------------------------------------------------
                                    2000            1999            1998           1997            1996*
                                ---------------------------------------------------------------------------
PER-SHARE OPERATING
   PERFORMANCE

Net asset value at
   beginning of period          $    22.92      $    19.27      $    15.16      $    11.57      $    10.00
Net investment income                  .23             .25             .21             .21             .12
Net realized and
   unrealized gain (loss)
   on investments and
   futures transactions              (2.33)           3.71            4.11            3.59            1.57
Distributions to
   shareholders from
   Net investment income              (.24)           (.26)           (.21)           (.21)           (.12)
   Realized capital gains             (.67)           (.05)             -               -               -
                                ---------------------------------------------------------------------------
Net asset value at
   end of period                $    19.91      $    22.92      $    19.27      $    15.16      $    11.57
                                ===========================================================================
Total return (%)**                   (9.27)          20.67           28.62           33.03           16.90

SUPPLEMENTAL
   DATA AND RATIOS

Net assets at
   end of period (000)          $2,985,505      $3,196,483      $1,855,855      $  630,619      $  179,073
Ratios to average net assets:
   Net investment
      income (%)                      1.06            1.25            1.40            1.64            2.09(a)
   Expenses after
      waivers(%)***                    .18(b)          .18(b)          .18(b)          .18             .18(a)
   Expenses before
      waivers(%)***                    .18             .18             .20             .25             .33(a)
Portfolio turnover (%)****              28              13               4              19              15

 (a) ANNUALIZED.  THE  RATIO  IS  NOT  NECESSARILY  INDICATIVE  OF 12  MONTHS  OF
     OPERATIONS.
 (b) EFFECTIVE MAY 6, 1998, THE MANAGER IS CONTRACTUALLY ENTITLED TO RECEIVE FEES
     FROM  THE  FUND  ONLY TO THE  EXTENT  THAT THE  AGGREGATE  ANNUAL  OPERATING
     EXPENSES  OF THE FUND AND THE  PORTFOLIO  DO NOT EXCEED  0.18% OF THE FUND'S
     ANNUAL AVERAGE NET ASSETS.
   * FUND COMMENCED OPERATIONS MAY 1, 1996.
  ** ASSUMES  REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN  DISTRIBUTIONS
     DURING THE PERIOD; DOES NOT REFLECT $10 ANNUAL ACCOUNT MAINTENANCE FEE.
 *** INCLUDES EXPENSES OF THE EQUITY 500 INDEX PORTFOLIO.
**** REPRESENTS  THE PORTFOLIO  TURNOVER RATE OF THE EQUITY 500 INDEX  PORTFOLIO.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the Act), as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this annual report pertains only to the USAA S&P 500 Index Fund (the Fund). The Fund's investment objective is to match, before fees and expenses, the performance of the S&P 500 Index. The Fund seeks to achieve its objective by investing all of its investable assets in the Equity 500 Index Portfolio, a separately registered investment company advised by Bankers Trust Company (Bankers Trust) with a substantially similar investment objective as the Fund. At December 31, 2000, the Fund's investment was 42% of the Portfolio.

The financial statements of the Equity 500 Index Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

A. VALUATION OF INVESTMENTS - The Fund records its investment in the Equity 500 Index Portfolio at value, which reflects its proportionate interest in the net assets of the Equity 500 Index Portfolio. Valuation of the securities held by the Equity 500 Index Portfolio is discussed in the notes to the Equity 500 Index Portfolio's financial statements included elsewhere in this report.

B. INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Equity 500 Index Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result of certain permanent differences between book and tax basis accounting, reclassifications have been made on the statement of assets and liabilities to increase paid-in capital by $375,438,000, and decrease accumulated net realized gain from investments and futures transactions by $375,438,000.

D. DISTRIBUTIONS - Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are made quarterly. Distributions of the Fund's pro rata share of the Equity 500 Index Portfolio's realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

For federal income tax purposes, the Fund may designate as capital gain distributions the earnings and profits distributed to shareholders on the redemption of Fund shares during the year.

E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT

The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under both agreements with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under any of these agreements during the year ended December 31, 2000.

Effective January 10, 2001, the $500 million uncommitted agreement with CAPCO will be discontinued, and the $250 million committed agreement will be increased to $400 million.

(3) TRANSACTIONS WITH MANAGER

A. ADMINISTRATIVE FEES - The Fund has entered into an Administration Agreement with USAA Investment Management Company (the Manager) under which the Manager provides administrative services to the Fund. The Fund pays the Manager a monthly administrative fee which on an annual basis is equal to the lesser of 0.06% of the average daily net assets of the Fund or the amount that brings the total Fund and Equity 500 Index Portfolio annual operating expenses up to 0.18% of the Fund's average net assets.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund. The Fund pays SAS a monthly fee based on an annual rate of $20 per shareholder account, plus out-of-pocket expenses. Prior to May 1, 2000, the annual rate was $17 per shareholder account.

C. UNDERWRITING AGREEMENT - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

D. MANAGEMENT AGREEMENT - The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Equity 500 Index Portfolio by Bankers Trust. While the Fund maintains its investment in the Equity 500 Index Portfolio, the Manager receives no fee for this service.

E. ACCOUNT MAINTENANCE FEE - SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts. This fee is waived on accounts with balances of $10,000 or more.

(4) TRANSACTIONS WITH AFFILIATES

USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At December 31, 2000, the Association and its affiliates owned 39,830,000 shares (26.6%) of the Fund.

Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.









EQUITY 500 INDEX PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS

DECEMBER 31, 2000


 SHARES         DESCRIPTION               VALUE
---------------------------------------------------

     INVESTMENTS IN UNAFFILIATED ISSUERS
            COMMON STOCKS (97.44%)

  908,406  Abbott Laboratories       $   44,000,916
   58,459  Adaptec, Inc.(1)                 599,205
  455,206  ADC Telecommunications,
            Inc.(1)                       8,250,609
  141,127  Adobe Systems, Inc.            8,211,827
   19,960  Adolph Coors Co. -
            Class B                       1,603,037
  184,053  Advanced Micro
            Devices, Inc.(1)              2,542,232
  270,021  AES Corp.(1)                  14,952,413
   81,560  Aetna, Inc. New(1)             3,349,057
  155,762  Aflac, Inc.                   11,244,069
  266,614  Agilent Technologies(1)       14,597,116
  134,701  Air Products and
            Chemicals, Inc.               5,522,741
   32,831  Alberto-Culver Co. -
            Class B                       1,405,577
  247,805  Albertson's, Inc.              6,566,832
  189,831  Alcan Aluminium Ltd.           6,489,847
  507,946  Alcoa, Inc.                   17,016,191
   65,526  Allegheny Energy, Inc.         3,157,534
   47,163  Allegheny Technologies           748,713
   77,832  Allergan, Inc.                 7,535,110
  115,574  Allied Waste Industries,
            Inc.(1)                       1,683,046
  430,419  Allstate Corp.                18,750,128
  183,619  Alltel Corp.                  11,464,711
  232,746  Altera Corp.(1)                6,124,129
  138,125  ALZA Corp.(1)                  5,870,312
   62,519  Ambac Financial Group          3,645,639
   52,906  Amerada Hess Corp.             3,865,445
   81,418  Ameren Corp.                   3,770,671
1,371,794  America Online, Inc.(1)       47,738,431
  189,889  American Electric Power
            Co.                           8,829,838
  782,299  American Express Co.          42,977,551
  147,656  American General Corp.        12,033,964
   37,382  American Greetings Corp. -
            Class A                         352,793
  770,520  American Home Products
            Corp.                        48,966,546
1,367,297  American International
            Group, Inc.                 134,764,211
  114,329  American Power Conversion
            Corp.(1)                      1,414,821
  607,466  Amgen, Inc.(1)                38,839,857
   89,012  AMR Corp.(1)                   3,488,158
  222,508  Amsouth Bancorp                3,393,247
  144,961  Anadarko Petroleum Corp.      10,303,828
  210,037  Analog Devices, Inc.(1)       10,751,269
   48,883  Andrew Corp.(1)                1,063,205
  581,330  Anheuser Busch Cos., Inc.     26,450,515
  151,775  AON Corp.                      5,198,294
   72,663  Apache Corp.                   5,090,951
  191,134  Apple Computer, Inc.(1)        2,843,118
  124,116  Applera Corp. - Applied
            Biosystems Group             11,674,661
  476,342  Applied Materials, Inc.(1)    18,190,310
  175,100  Applied Micro Circuits
            Corp.(1)                     13,140,707
  371,826  Archer-Daniels-Midland Co.     5,577,390
   41,037  Ashland, Inc.                  1,472,818
2,210,866  AT&T Corp.                    38,275,618
   33,841  Autodesk, Inc.                   911,592
  370,593  Automatic Data Processing,
            Inc.                         23,463,169
   74,822  Autozone, Inc.(1)              2,132,427
  163,838  Avaya, Inc.(1)                 1,689,579
   64,801  Avery Dennison Corp.           3,555,955
  139,814  Avon Products, Inc.            6,693,595
  196,659  Baker Hughes, Inc.             8,173,640
   15,695  Ball Corp.                       722,951
  956,388  Bank of America Corp.         43,874,299
  435,432  Bank of New York Co., Inc.    24,030,403
  680,184  Bank One Corp.                24,911,739
  232,452  Barrick Gold Corp.             3,807,564
   31,490  Bausch & Lomb, Inc.            1,273,377
  172,838  Baxter International, Inc.    15,263,756
  233,744  BB&T Corp.                     8,721,573
   62,632  Bear Stearns Cos., Inc.        3,174,659
  148,887  Becton, Dickinson & Co.        5,155,212
  166,221  Bed Bath & Beyond, Inc.(1)     3,719,195
1,099,832  BellSouth Corp.               45,024,372
   29,908  Bemis Co., Inc.                1,003,787
  121,926  Best Buy, Inc.(1)              3,604,437
   87,827  Biogen, Inc.(1)                5,275,109
  104,872  Biomet, Inc.                   4,162,107
   49,537  Black & Decker Corp.           1,944,327
  144,247  BMC Software, Inc.(1)          2,019,458
  523,034  Boeing Co.                    34,520,244
   32,650  Boise Cascade Corp.            1,097,856
  238,557  Boston Scientific Corp.(1)     3,265,249
   14,516  Briggs & Stratton Corp.          644,147
1,149,054  Bristol-Myers Squibb Co.      84,958,180
  138,100  Broadcom Corp. Class A(1)     11,669,450
  158,056  BroadVision, Inc.(1)           1,867,036
   29,371  Brown-Forman Corp. -
            Class B                       1,953,171
   52,177  Brunswick Corp.                  857,659
  232,509  Burlington Northern Santa
            Fe Corp.                      6,582,911
  127,718  Burlington Resources, Inc.     6,449,759
   30,045  C.R. Bard, Inc.                1,398,970
  108,475  Cabletron Systems, Inc.(1)     1,633,905
  162,413  Calpine Corp.(1)               7,318,736
  247,305  Campbell Soup Co.              8,562,936
  116,790  Capital One Financial
            Corp.                         7,686,242
  164,524  Cardinal Health, Inc.         16,390,703
  347,200  Carnival Corp. - Class A      10,698,100
  204,487  Caterpillar, Inc.              9,674,791
  431,246  Cendant Corp.(1)               4,150,743
   34,011  Centex Corp.                   1,277,538
   82,097  Centurytel, Inc.               2,934,968
   85,547  Ceridian Corp.(1)              1,705,593
  812,538  Charles Schwab Corp.          23,055,766
  123,153  Charter One Financial,
            Inc.                          3,556,043
  377,614  Chevron Corp.                 31,884,782
  106,491  Chiron Corp.(1)                4,738,849
  103,109  Chubb Corp.                    8,918,928
   90,179  CIGNA Corp.                   11,930,682
   95,548  Cincinnati Financial Corp.     3,780,118
   94,377  Cinergy Corp.                  3,314,992
  120,711  Circuit City Stores, Inc.      1,388,176
4,226,484  Cisco Systems, Inc.(1)       161,663,013
  157,403  CIT Group, Inc. - Class A      3,167,735
2,952,556  Citigroup, Inc.              150,764,891
  108,845  Citrix Systems, Inc.(1)        2,449,012
  343,365  Clear Channel
            Communications, Inc.(1)      16,631,742
  138,471  Clorox Co.                     4,915,720
   71,885  CMS Energy                     2,277,856
  126,420  Coastal Corp.                 11,164,466
1,456,231  Coca-Cola Co.                 88,739,077
  245,365  Coca-Cola Enterprises,
            Inc.                          4,661,935
  336,061  Colgate-Palmolive Co.         21,692,738
  530,127  Comcast Corp. - Special
            Class A(1)                   22,132,802
   92,573  Comerica, Inc.                 5,496,522
  998,568  Compaq Computer Corp.         15,028,448
  340,971  Computer Associates
            International, Inc.           6,648,934
   98,860  Computer Sciences Corp.(1)     5,943,957
  214,642  Compuware Corp.(1)             1,341,512
   96,971  Comverse Technology(1)        10,533,475
  313,250  ConAgra, Inc.                  8,144,500
  133,766  Conexant Systems(1)            2,056,652
  365,914  Conoco, Inc. - Class B        10,588,636
  191,020  Conseco, Inc.                  2,519,076
  125,580  Consolidated Edison, Inc.      4,834,830
   65,442  Consolidated Stores Corp.(1)     695,321
   88,842  Constellation Energy
            Group, Inc.                   4,003,443
   90,562  Convergys Corp.(1)             4,103,591
   54,840  Cooper Industries, Inc.        2,519,212
   41,614  Cooper Tire & Rubber Co.         442,149
  540,697  Corning, Inc.                 28,555,560
  263,149  Costco Wholesale Corp.(1)     10,509,513
   65,291  Countrywide Credit
            Industries, Inc.              3,280,873
   35,776  Crane Co.                      1,017,380
  128,192  CSX Corp.                      3,324,980
   24,361  Cummins Engine Co., Inc.         924,195
  230,121  CVS Corp.                     13,792,877
   89,800  Dana Corp.                     1,375,062
   83,864  Danaher Corp.                  5,734,201
   72,341  Darden Restaurants, Inc.       1,654,800
  145,762  Deere & Co.                    6,677,722
1,519,410  Dell Computer Corp.(1)        26,494,712
  333,860  Delphi Automotive Systems      3,755,925
   72,735  Delta Air Lines, Inc.          3,650,388
   42,610  Deluxe Corp.                   1,076,755
   75,939  Devon Energy Corp.             4,630,001
   55,537  Dillard Department
            Stores, Inc. - Class A          656,031
  193,432  Dollar General Corp.           3,651,029
  141,015  Dominion Resources, Inc.       9,448,005
  120,167  Dover Corp.                    4,874,274
  398,387  Dow Chemical Co.              14,590,924
   51,399  Dow Jones & Co., Inc.          2,910,468
   84,748  DTE Energy Co.                 3,299,875
  612,463  Du Pont (E.I.) de
            Nemours & Co.                29,589,619
  217,071  Duke Power Co.                18,505,303
  183,886  Dynegy, Inc.                  10,309,109
   45,083  Eastman Chemical Co.           2,197,796
  176,589  Eastman Kodak Co.              6,953,192
   41,601  Eaton Corp.                    3,127,875
   74,564  Ecolab, Inc.                   3,220,233
  193,515  Edison International, Inc.     3,023,672
  137,258  El Paso Energy Corp.           9,831,104
  274,654  Electronic Data
            Systems Corp.                15,861,268
  662,650  Eli Lilly & Co.               61,667,866
1,284,952  EMC Corp.(1)                  85,449,308
  250,822  Emerson Electric Co.          19,767,909
   75,061  Engelhard Corp.                1,529,368
  439,171  Enron Corp.                   36,506,089
  131,840  Entergy Corp.                  5,578,480
   69,748  EOG Resources, Inc.            3,814,344
   79,452  Equifax, Inc.                  2,279,279
  187,605  Exelon Corp.                  13,171,747
2,042,015  Exxon Mobil Corp.            177,527,679
  592,433  Fannie Mae                    51,393,563
  119,042  Federated Department
            Stores, Inc.(1)               4,166,470
  184,734  Fedex Corp.(1)                 7,381,971
  271,816  Fifth Third Bancorp           16,241,006
  231,991  First Data Corp.              12,223,026
  576,415  First Union Corp.             16,031,542
  559,243  Firstar Corp.                 13,002,400
  133,699  FirstEnergy Corp.              4,219,875
  532,325  Fleet Boston
            Financial Corp.              19,995,458
   45,690  Fluor Corp. New(1)             1,510,626
   17,850  FMC Corp.(1)                   1,279,622
1,103,102  Ford Motor Co.                25,853,953
   51,966  Forest Laboratories,
            Inc.(1)                       6,904,982
   90,970  Fortune Brands, Inc.           2,729,100
  104,433  FPL Group, Inc.                7,493,068
  143,054  Franklin Resources, Inc.       5,450,357
  409,208  Freddie Mac                   28,184,201
   87,223  Freeport-McMoRan
            Copper & Gold, Inc. -
            Class B(1)                      746,847
  154,823  Gannett Co., Inc.              9,763,525
  498,998  Gap, Inc.                     12,724,449
  190,157  Gateway Inc.(1)                3,420,924
  117,444  General Dynamics Corp.         9,160,632
5,779,513  General Electric Co.         277,055,404
  165,932  General Mills, Inc.            7,394,345
  332,877  General Motors Corp.          16,955,922
  106,494  Genuine Parts Co.              2,788,812
  133,253  Georgia-Pacific Corp.          4,147,500
  618,677  Gillette Co.                  22,349,707
  526,823  Global Crossing Ltd.(1)        7,540,154
   92,927  Golden West Financial Corp.    6,272,572
   62,187  Goodrich (B.F.) Co.            2,262,052
   92,510  Goodyear Tire & Rubber Co.     2,126,805
   72,012  GPU, Inc.                      2,650,942
   29,475  Great Lakes Chemical Corp.     1,096,102
  180,885  Guidant Corp.(1)               9,756,485
   55,592  H&R Block, Inc.                2,300,119
  203,680  H.J. Heinz Co.                 9,662,070
  261,752  Halliburton Co.                9,488,510
   42,946  Harcourt General, Inc.         2,456,511
  178,266  Harley-Davidson, Inc.          7,086,073
   70,280  Harrah's Entertainment,
            Inc.(1)                       1,853,635
  132,937  Hartford Financial
            Services Group, Inc.          9,388,676
  102,624  Hasbro, Inc.                   1,090,380
  325,376  HCA Healthcare Co.            14,319,798
  228,969  HealthSouth Corp.(1)           3,735,057
   63,103  Hercules, Inc.                 1,202,901
   79,897  Hershey Foods Corp.            5,143,369
1,161,350  Hewlett-Packard Co.           36,655,109
  221,866  Hilton Hotels Corp.            2,329,593
1,359,996  Home Depot, Inc.              62,134,817
  154,475  Homestake Mining Co.             646,864
  522,870  Honeywell
            International, Inc.          24,738,287
  277,785  Household
            International, Inc.          15,278,175
   98,516  Humana, Inc.(1)                1,502,369
  148,874  Huntington Bancshares, Inc.    2,409,898
  179,572  Illinois Tool Works, Inc.     10,695,757
  172,449  IMS Health, Inc.               4,656,123
  105,457  Inco, Ltd.(1)                  1,767,459
   94,665  Ingersoll-Rand Co.             3,964,097
3,952,051  Intel Corp.                  118,808,533
1,030,269  International Business
            Machines Corp.               87,572,865
   57,647  International Flavors &
            Fragrances, Inc.              1,170,955
  283,684  International Paper Co.       11,577,853
  180,686  Interpublic Group
            of Cos., Inc.                 7,690,448
  121,030  Intuit, Inc.(1)                4,773,121
   49,887  ITT Industries                 1,933,121
  155,326  J.C. Penney Co., Inc.          1,689,170
  564,682  JDS Uniphase Corp.(1)         23,540,181
   61,084  Jefferson-Pilot Corp.          4,566,029
  816,358  Johnson & Johnson             85,768,612
   51,185  Johnson Controls, Inc.         2,661,620
  770,192  JPMorgan Chase & Co.          34,995,599
   25,149  Kaufman & Broad
            Home Corp.(1)                   847,207
  238,236  Kellogg Co.                    6,253,695
   56,301  Kerr-McGee Corp.               3,768,648
  251,220  KeyCorp.                       7,034,160
   74,465  Keyspan Corp.                  3,155,454
  314,094  Kimberly-Clark Corp.          22,203,305
   67,183  Kinder Morgan, Inc.            3,506,113
   99,200  King Pharmaceuticals,
            Inc.(1)                       5,127,400
  109,246  KLA/Tencor Corp.(1)            3,680,225
  285,103  Kmart Corp.(1)                 1,514,610
   43,060  Knight-Ridder, Inc.            2,449,037
  195,018  Kohls Corp.(1)                11,896,098
  483,836  Kroger Co.(1)                 13,093,812
  116,904  Leggett & Platt, Inc.          2,213,870
  140,093  Lehman Brothers, Inc.          9,473,789
   74,764  Lexmark International
            Group, Inc. - Class A(1)      3,312,980
  249,864  Limited, Inc.                  4,263,305
  112,485  Lincoln National Corp.         5,321,947
  184,985  Linear Technology Corp.        8,555,556
   30,694  Liz Claiborne, Inc.            1,277,638
  255,441  Lockheed Martin Corp.          8,672,222
   58,268  Loews Corp.                    6,034,380
   21,976  Longs Drug Stores, Inc.          530,171
   61,882  Louisiana-Pacific Corp.          626,555
  224,866  Lowe's Cos., Inc.             10,006,537
  184,800  LSI Logic Corp.(1)             3,158,232
1,963,560  Lucent Technologies, Inc.     26,508,060
   60,732  Manor Care, Inc.(1)            1,252,598
  144,601  Marriott International         6,109,392
  162,115  Marsh and McLennan
            Cos., Inc.                   18,967,455
  262,079  Masco Corp.                    6,732,154
    6,853  Massey Energy Co.                 87,376
  251,603  Mattel, Inc.                   3,633,147
  166,889  Maxim Integrated
            Products, Inc.(1)             7,979,380
  175,391  May Department Stores Co.      5,744,055
   45,834  Maytag Corp.                   1,481,011
   58,352  MBIA, Inc.                     4,325,342
  502,203  MBNA Corp.                    18,550,123
   36,869  McDermott
            International, Inc.             396,342
  771,588  McDonald's Corp.              26,233,992
  114,778  McGraw-Hill, Inc.              6,728,860
  168,476  McKesson HBOC, Inc.            6,046,604
   60,240  Mead Corp.                     1,890,030
  124,855  MedImmune Inc.(1)              5,954,023
  705,623  Medtronic, Inc.               42,601,989
  287,214  Mellon Financial Corp.        14,127,339
1,354,817  Merck & Co., Inc.            126,844,742
   47,548  Mercury Interactive
            Corp.(1)                      4,291,207
   29,344  Meredith Corp.                   944,510
  475,720  Merrill Lynch & Co., Inc.     32,438,158
  448,970  MetLife, Inc.                 15,713,950
   63,270  MGIC Investment Corp.          4,266,771
  333,181  Micron Technology, Inc.(1)    11,827,926
3,131,366  Microsoft Corp.(1)           135,823,000
   26,992  Millipore Corp.                1,700,496
  231,606  Minnesota Mining &
            Manufacturing Co.            27,908,523
  114,834  Molex, Inc.                    4,076,607
   95,409  Moody's Corp.                  2,450,819
  658,115  Morgan Stanley Dean
            Witter Discover & Co.        52,155,614
   94,170  Morgan, (J.P.) &
            Co., Inc.                    15,585,135
1,284,390  Motorola, Inc.                26,008,898
   87,552  Nabors Industries, Inc.(1)     5,178,701
  358,328  National City Corp.           10,301,930
  104,825  National Semiconductor
            Corp.(1)                      2,109,603
   24,156  National Service
            Industries, Inc.                620,507
   34,204  Navistar International
            Corp.(1)                        895,717
   56,667  NCR Corp.(1)                   2,783,766
  185,590  Network Appliance, Inc.(1)    11,921,258
   95,480  New York Times Co. -
            Class A                       3,825,168
  156,704  Newell Rubbermaid, Inc.        3,565,016
   98,728  Newmont Mining Corp.           1,684,547
  447,355  Nextel Communications,
            Inc. - Class A(1)            11,072,036
   95,199  Niagara Mohawk
            Power Corp.(1)                1,588,633
   26,865  NICOR, Inc.                    1,160,232
  162,870  Nike, Inc.                     9,090,182
  119,812  NiSource, Inc.                 3,684,219
   27,312  NiSource - Sail(1)                75,108
   75,736  Nordstrom, Inc.                1,377,449
  226,723  Norfolk Southern Corp.         3,018,250
1,820,069  Nortel Networks Corp.         58,355,962
  130,640  Northern Trust Corp.          10,655,325
   42,893  Northrop Grumman Corp.         3,560,119
  192,956  Novell, Inc.(1)                1,006,989
   77,200  Novellus Systems, Inc.(1)      2,774,375
   45,703  Nucor Corp.                    1,813,838
  219,356  Occidental
            Petroleum Corp.               5,319,383
  174,951  Office Depot, Inc.(1)          1,246,526
   81,975  Old Kent Financial Corp.       3,586,406
  103,932  Omnicom Group, Inc             8,613,365
   17,204  Oneok, Inc.                      827,943
3,286,965  Oracle Corp.(1)               95,527,420
   45,091  Paccar, Inc.                   2,220,732
   96,029  Pactiv Corp.(1)                1,188,359
   74,829  Pall Corp.                     1,594,793
  332,494  Palm, Inc.(1)                  9,413,736
  159,981  Parametric
            Technology Corp.(1)           2,149,745
   64,906  Parker-Hannifin Corp.          2,863,977
  218,595  Paychex, Inc.                 10,629,182
   20,818  People's Energy Corp.            931,606
  166,411  Peoplesoft, Inc.(1)            6,188,409
  847,758  PepsiCo, Inc.                 42,017,006
   29,484  Perkin Elmer, Inc.             3,095,820
3,706,181  Pfizer, Inc.                 170,484,326
  229,063  PG&E Corp.                     4,581,260
  758,316  Pharmacia Corp.               46,257,276
   46,189  Phelps Dodge Corp.             2,577,924
1,360,155  Philip Morris Cos.            59,846,820
  151,015  Phillips Petroleum Co.         8,588,978
   50,342  Pinnacle West
            Capital Corp.                 2,397,538
  148,259  Pitney Bowes, Inc.             4,911,079
  192,308  Placer Dome, Inc.              1,850,965
  170,149  PNC Bank Corp.                12,431,511
   16,916  Potlatch Corp.                   567,743
   43,814  Power-One, Inc.(1)             1,722,438
   99,099  PPG Industries, Inc.           4,589,522
   85,880  PPL Corp.                      3,880,703
   93,181  Praxair, Inc.                  4,134,907
  765,668  Procter & Gamble Co.          60,057,084
  173,323  Progress Energy, Inc.          8,525,325
   43,565  Progressive Corporation
            of Ohio                       4,514,423
  169,258  Providian Financial Corp.      9,732,335
  126,702  Public Service
            Enterprise Group              6,160,885
   22,799  Pulte Corp.                      961,833
   53,734  QLogic Corp.(1)                4,137,518
   77,014  Quaker Oats Co.                7,499,238
  439,454  QUALCOMM, Inc.(1)             36,117,626
   67,736  Quintiles
            Transnational Corp.(1)        1,418,223
  975,445  Qwest Communications
            International, Inc.(1)       39,993,245
   71,677  R.R. Donnelley & Sons Co.      1,935,279
  109,136  Radioshack Corp.               4,672,385
  180,389  Ralston Purina Group           4,712,663
  202,334  Raytheon Co. - Class B         6,285,000
   29,136  Reebok International Ltd.(1)     796,578
  130,718  Regions Financial Corp.        3,570,235
  173,978  Reliant Energy                 7,535,422
  104,297  Robert Half
            International, Inc.(1)        2,763,871
  107,728  Rockwell
            International Corp.           5,130,546
  128,624  Rohm & Haas Co.                4,670,659
   55,973  Rowan Cos., Inc.(1)            1,511,271
1,260,202  Royal Dutch Petroleum Co.     76,320,984
   35,146  Ryder Systems, Inc.              584,302
   75,988  Sabre Group Holdings, Inc.     3,276,983
   76,148  Safeco Corp.                   2,503,366
  294,480  Safeway, Inc.(1)              18,405,000
   89,385  Sanmina Corp.(1)               6,849,126
   71,416  Sapient Corp.(1)                 852,529
  472,387  Sara Lee Corp.                11,603,006
1,990,152  SBC Communications, Inc.      95,029,758
  859,611  Schering-Plough Corp.         48,782,924
  337,099  Schlumberger Ltd.             26,946,851
   95,013  Scientific-Atlanta, Inc.       3,093,861
   49,107  Sealed Air Corp.(1)            1,497,764
  196,698  Sears, Roebuck & Co.           6,835,256
  121,188  Sempra Energy                  2,817,621
   94,318  Sherwin-Williams Co.           2,481,742
  252,236  Siebel Systems, Inc.(1)       17,057,460
   45,353  Sigma Aldrich Corp.            1,782,940
   35,103  Snap-On Tools Corp.              978,496
  362,194  Solectron Corp.(1)            12,278,377
  385,195  Southern Co.                  12,807,734
   99,581  Southtrust Corp.               4,051,702
  296,073  Southwest Airlines Co.         9,927,328
  524,905  Sprint Corp.                  10,662,133
  547,512  Sprint PCS(1)                 11,189,777
   50,034  St. Jude Medical, Inc.(1)      3,073,964
  128,599  St. Paul Cos., Inc.            6,984,533
   54,508  Stanley Works                  1,699,968
  266,640  Staples, Inc.(1)               3,149,685
  110,967  Starbucks Corp.(1)             4,910,290
   91,831  Starwood Hotels &
            Resorts Worldwide, Inc.       3,237,043
   95,032  State Street Corp.            11,803,925
  130,608  Stilwell Financial, Inc.       5,150,853
  114,999  Stryker Corp.                  5,817,799
  103,247  Summit Bancorp                 3,942,745
1,891,074  Sun Microsystems, Inc.(1)     52,713,688
   49,887  Sunoco, Inc.                   1,680,568
  174,482  Suntrust Banks, Inc.          10,992,366
   77,679  SuperValu, Inc.                1,077,796
   86,145  Symbol Technologies,
            Inc.                          3,101,220
  168,147  Synovus Financial Corp.        4,529,460
  392,519  Sysco Corp.                   11,775,570
   71,197  T. Rowe Price
            Associates, Inc.              3,009,186
  526,535  Target Corp.                  16,980,754
   56,570  Tektronix, Inc.                1,905,702
  241,717  Tellabs, Inc.(1)              13,657,011
   29,521  Temple Inland, Inc.            1,583,064
  187,026  Tenet Healthcare Corp.         8,310,968
  103,441  Teradyne, Inc.(1)              3,853,177
  323,108  Texaco, Inc.                  20,073,085
1,015,873  Texas Instruments, Inc.       48,126,983
   84,989  Textron, Inc.                  3,951,989
  103,588  Thermo Electron Corp.(1)       3,081,743
   34,021  Thomas & Betts Corp.             550,715
   85,647  Tiffany & Co.                  2,708,586
  779,581  Time Warner, Inc.             40,725,311
   42,879  Timken Co.                       648,545
  165,166  TJX Cos., Inc.                 4,583,357
   74,146  Torchmark Corp.                2,849,987
   84,963  Tosco Corp.                    2,883,432
  119,829  Toys 'R' Us, Inc.(1)           1,999,646
  125,151  Transocean Sedco               5,756,946
  177,504  Tribune Co.                    7,499,544
   87,467  Tricon Global
            Restaurants, Inc.(1)          2,886,411
   73,451  TRW, Inc.                      2,846,226
   34,114  Tupperware Corp.                 697,205
  152,464  TXU Corp.                      6,756,061
1,029,336  Tyco International Ltd.       57,128,148
  335,688  Unilever NV                   21,127,364
   79,360  Union Carbide Corp.            4,270,560
  144,274  Union Pacific Corp.            7,321,906
   80,027  Union Planters Corp.           2,860,965
  183,914  Unisys Corp.(1)                2,689,742
  276,666  United Technologies Corp.     21,752,864
  187,264  Unitedhealth Group, Inc.      11,493,328
  144,321  Unocal Corp.                   5,583,419
  141,449  UnumProvident Corp.            3,801,442
   39,793  US Airways Group, Inc.(1)      1,614,104
  443,351  US Bancorp                    12,940,307
   94,454  USA Education, Inc.            6,422,872
   95,590  UST, Inc.                      2,682,494
   52,092  USX - US Steel Group             937,656
  182,309  USX Marathon Group             5,059,075
   66,715  V.F. Corp.                     2,417,752
  228,957  Veritas Software Corp.(1)     20,033,738
1,587,244  Verizon
            Communications, Inc.         79,560,606
  890,916  Viacom, Inc. - Class B(1)     41,650,323
   78,722  Visteon Corp.                    905,303
  105,469  Vitesse Semiconductor
            Corp.(1)                      5,833,754
   59,334  Vulcan Materials Co.           2,840,615
   55,204  W.W. Grainger, Inc.            2,014,946
  120,064  Wachovia Corp.                 6,978,720
2,623,277  Wal-Mart Stores, Inc.        139,361,591
  594,866  Walgreen Co.                  24,872,835
1,228,147  Walt Disney Co.               35,539,504
  316,704  Washington Mutual, Inc.       16,805,106
  365,058  Waste Management, Inc.        10,130,360
   61,489  Watson Pharmaceuticals(1)      3,147,468
   37,092  Wellpoint Health
            Networks, Inc.(1)             4,274,853
1,004,256  Wells Fargo Co.               55,924,506
   68,128  Wendy's International, Inc.    1,788,360
   59,798  Westvaco Corp.                 1,745,354
  129,507  Weyerhaeuser Co.               6,572,480
   43,267  Whirlpool Corp.                2,063,295
   64,695  Willamette Industries, Inc.    3,036,622
  260,077  Williams Cos., Inc.           10,386,825
   82,785  Winn-Dixie Stores, Inc.        1,603,959
   66,250  Wm. Wrigley, Jr. Co.           6,347,578
1,698,938  WorldCom, Inc.(1)             23,785,132
   50,329  Worthington Industries, Inc.     405,778
  201,376  Xcel Energy, Inc.              5,852,490
  392,878  Xerox Corp.                    1,817,061
  193,594  Xilinx, Inc.(1)                8,929,523
  326,198  Yahoo!, Inc.(1)                9,842,005
---------------------------------------------------
TOTAL COMMON STOCK
(Cost $5,616,464,747)                 6,907,220,262
---------------------------------------------------

PRINCIPAL AMOUNT/
     SHARES            DESCRIPTION        VALUE
---------------------------------------------------

        SHORT-TERM INSTRUMENTS (0.11%)

          U.S. TREASURY BILL ( 0.11%)
$7,875,000      5.60%, 3/8/01(2)    $     7,791,330
---------------------------------------------------

TOTAL SHORT-TERM INSTRUMENTS
(Cost $7,791,330)                         7,791,330
---------------------------------------------------

TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
(Cost $5,624,256,077)                 6,915,011,592
---------------------------------------------------


            INVESTMENTS IN AFFILIATED
              INVESTMENT COMPANIES

          SHORT-TERM INSTRUMENTS (1.50%)

             MUTUAL FUND (1.50%)
106,429,032   Cash Management
              Fund Institutional    $   106,429,032
---------------------------------------------------

TOTAL SHORT-TERM INSTRUMENTS
(Cost $106,429,032)                     106,429,032
---------------------------------------------------

TOTAL INVESTMENTS
(Cost $5,730,685,109)      99.05%   $ 7,021,440,624

Other Assets in Excess
 of Liabilities              .95         67,310,524
---------------------------------------------------
Net Assets                100.00%   $ 7,088,751,148
===================================================




----------------------------------
(1) NON-INCOME PRODUCING SECURITY.
(2) HELD AS COLLATERAL FOR FUTURES CONTRACTS.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









EQUITY 500 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2000



ASSETS

   Investments in unaffiliated issuers, at value (cost $5,624,256,077)                $6,915,011,592
   Investments in affiliated investment companies,
      at value (cost $106,429,032)                                                       106,429,032
                                                                                      --------------
Total investments, at value                                                            7,021,440,624
   Dividends and interest receivable                                                       6,541,822
   Receivable for shares of beneficial interest subscribed                                 1,438,765
   Receivable for securities sold                                                         76,097,690
   Prepaid expenses and other                                                                 78,321
                                                                                      --------------
Total assets                                                                           7,105,597,222
                                                                                      --------------
LIABILITIES

   Due to Bankers Trust                                                                      271,879
   Payable for securities purchased                                                       13,119,484
   Payable for shares of beneficial interest redeemed                                        859,732
   Variation margin payable on futures contracts                                           2,561,849
   Accrued expenses and other                                                                 33,130
                                                                                      --------------
Total liabilities                                                                         16,846,074
                                                                                      --------------
Net assets                                                                            $7,088,751,148
                                                                                      ==============

COMPOSITION OF NET ASSETS

   Paid-in capital                                                                    $5,799,178,530
   Net unrealized appreciation on investments and futures contracts                    1,289,572,618
                                                                                      --------------
Net assets                                                                            $7,088,751,148
                                                                                      ==============




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









EQUITY 500 INDEX PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2000



INVESTMENT INCOME

   Dividends from unaffiliated issuers
      (net of foreign taxes withheld of $390,847)                           $    84,296,073
   Dividends from affiliated investment companies                                 8,169,709
   Interest                                                                         677,103
                                                                            ---------------
Total investment income                                                          93,142,885
                                                                            ---------------

EXPENSES

   Advisory fees                                                                  4,136,851
   Administration and services fees                                                 100,992
   Professional fees                                                                 75,549
   Trustees fees                                                                      4,914
   Miscellaneous                                                                     40,126
                                                                            ---------------
Net expenses                                                                      4,358,432
                                                                            ---------------
Net investment income                                                            88,784,453
                                                                            ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FUTURES CONTRACTS

   Net realized gain from investment transactions                             1,116,034,962
   Net realized loss from futures transactions                                  (24,009,643)
   Net change in unrealized appreciation/depreciation on investments
      and futures contracts                                                  (1,858,819,425)
                                                                            ---------------
Net realized and unrealized loss on investments and futures contracts          (766,794,106)
                                                                            ---------------
Net decrease in net assets from operations                                  $  (678,009,653)
                                                                            ===============




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









EQUITY 500 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                   2000                  1999
                                                            --------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS

   Net investment income                                    $    88,784,453        $    92,907,589
   Net realized gain (loss) from investment and
      futures transactions                                    1,092,025,319            (26,748,772)
   Net change in unrealized appreciation/depreciation
      on investments and futures contracts                   (1,858,819,425)         1,245,281,501
                                                            --------------------------------------
Net increase (decrease) in net assets from operations          (678,009,653)         1,311,440,318
                                                            --------------------------------------

CAPITAL TRANSACTIONS

   Proceeds from capital invested                             4,604,825,079          4,399,103,297
   Value of capital withdrawn                                (5,003,161,160)        (2,745,951,143)
                                                            --------------------------------------
Net increase (decrease) in net assets from capital
   transactions                                                (398,336,081)         1,653,152,154
                                                            --------------------------------------
Total increase (decrease) in net assets                     $(1,076,345,734)         2,964,592,472

NET ASSETS

Beginning of year                                             8,165,096,882          5,200,504,410
                                                            --------------------------------------
End of year                                                 $ 7,088,751,148        $ 8,165,096,882
                                                            ======================================





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









EQUITY 500 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

DECEMBER 31, 2000



Contained below are selected supplemental data and ratios to average net assets for each period indicated for the Equity 500 Index Portfolio.


                                                 FOR THE YEARS ENDED DECEMBER 31,
                                ------------------------------------------------------------------
                                   2000          1999          1998          1997           1996
                                ------------------------------------------------------------------
SUPPLEMENTAL
  DATA AND RATIOS

Net assets, end of year
   (000s omitted)               $7,088,751    $8,165,097    $5,200,504    $2,803,086    $1,925,224
Ratios to average
   net assets:
   Net investment
      income (%)                      1.18          1.35          1.50          1.76          2.20
   Expenses after waivers (%)          .06(1)        .08           .08(2)        .08           .10
   Expenses before waivers (%)         .06           .08           .10           .15           .15
Portfolio turnover rate (%)             28            13             4            19            15


(1) EFFECTIVE MARCH 15, 2000,  BANKERS TRUST  CONTRACTUALLY  AGREED TO LIMIT THE
    ANNUAL OPERATING  EXPENSES  OF THE  PORTFOLIO  TO 0.05%  OF THE  PORTFOLIO'S
    AVERAGE DAILY NET ASSETS.
(2) EFFECTIVE MAY 6, 1998, BANKERS TRUST CONTRACTUALLY  AGREED TO LIMIT ITS FEES
    FROM THE PORTFOLIO  TO THE  LESSER OF 0.005% OR THE AMOUNT  THAT  BRINGS THE
    TOTAL ANNUAL OPERATING EXPENSES UP TO 0.08% OF THE PORTFOLIO'S AVERAGE DAILY
    NET ASSETS.








EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000



(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION - The Equity 500 Index Portfolio (the 'Portfolio') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991, as an unincorporated trust under the laws of New York and began operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the 'Trustees') to issue beneficial interests in the Portfolio.

B. VALUATION OF SECURITIES - The Portfolio's investments listed or traded on national stock exchanges or other domestic or foreign exchanges are valued based on the closing price of the securities traded on that exchange prior to the time when the Portfolio assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair values as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME - Securities transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. FUTURES CONTRACTS - The Portfolio may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying securities, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio until the contracts are closed. The Portfolio's investment in financial futures contracts is designed to closely replicate the benchmark index used by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. FEDERAL INCOME TAXES - The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


(2) FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly owned subsidiary of Deutsche Bank AG. The agreement provides for the Portfolio to pay Bankers Trust a fee, accrued daily and paid monthly, computed as a percentage of the average daily net assets of the Portfolio. Effective March 15, 2000, Bankers Trust agreed to limit the total amount of annual operating expenses of the Portfolio to 0.05% under the agreement. Effective March 15, 2000, the expense limitation was reduced from 0.08% to 0.05%.

The Portfolio may invest in Cash Management Institutional ('Cash Management'), an open-end management investment company managed by Bankers Trust. Cash Management is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust. Distributions from Cash Management to the Portfolio for the year ended December 31, 2000, amounted to $8,169,709 and are included in dividend income.

At December 31, 2000, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the year ended December 31, 2000.


(3) PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 2000, were $2,066,955,668 and $2,375,941,540, respectively.

For federal income tax purposes, the tax basis of investments held at December 31, 2000, was $5,845,338,595. The aggregate gross unrealized appreciation for all investments as of December 31, 2000, was $1,886,423,953 and the aggregate gross unrealized depreciation for all investments was $710,321,924.


(4) FUTURES CONTRACTS

A summary of obligations under these financial instruments at December 31, 2000, is as follows:

--------------------------------------------------------------------------------
    TYPE OF                                                          UNREALIZED
    FUTURE     EXPIRATION   CONTRACTS   POSITION   MARKET VALUE     DEPRECIATION
--------------------------------------------------------------------------------
S&P 500 Index    March
   Futures        2001         437        Long     $145,848,750     $(1,182,897)


At December 31, 2000, the Portfolio segregated securities with a value of approximately $7,791,330 to cover margin requirements on open futures contracts.









EQUITY 500 INDEX PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Holders of Beneficial Interest of

EQUITY 500 INDEX PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity 500 Index Portfolio (hereafter referred to as the 'Portfolio') at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.





PricewaterhouseCoopers LLP
Baltimore, Maryland
February 2, 2001









DIRECTORS
Robert G. Davis, CHAIRMAN OF THE BOARD
Michael J.C. Roth, VICE CHAIRMAN OF THE BOARD
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Laura T. Starks
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT                       LEGAL COUNSEL
USAA Shareholder Account Services    Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road             Exchange Place
San Antonio, Texas 78288             Boston, Massachusetts 02109

CUSTODIAN                            INDEPENDENT AUDITORS
State Street Bank and Trust Company  KPMG LLP
P.O. Box 1713                        112 East Pecan, Suite 2400
Boston, Massachusetts 02105          San Antonio, Texas 78205

TELEPHONE ASSISTANCE HOURS           INTERNET ACCESS
Call toll free - Central Time        USAA.COM(Registered Trademark)
Monday - Friday 6 a.m. to 10 p.m.
Saturday 8:30 a.m. to 5 p.m.
Sunday 11:30 a.m. to 8 p.m.

FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
1-800-531-8181, (in San Antonio) 456-7200
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

RECORDED MUTUAL FUND PRICE QUOTES
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

MUTUAL FUND USAA TOUCHLINE(Registered Trademark)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777